Related party transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related party transactions
3.	Related party transactions:

Prior to the acquisition of the Manager on January 27, 2012, the ultimate beneficial owners of the Manager directly and indirectly owned common shares and preferred shares, of the Company. The Company had entered into management agreements with the Manager for the provision of certain technical, strategic and administrative services for fees:

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Technical Services - The Manager was responsible for providing ship operating services to the Company in exchange for a fixed fee per day per vessel. The technical services fee did not include certain extraordinary items, as defined in the management agreements.

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Administrative and Strategic Services - The Manager provided administrative and strategic services to the Company for the management of the business for a fixed fee of $72,000 per year. The Company also reimbursed all reasonable expenses incurred by the Manager in providing these services to the Company.

The Company incurred the following costs under the management agreements with the Manager which were incurred prior to the date of acquisition:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012

Technical services	$—	$—	$—	$9,700

Dry-dock activities included in technical services	—	—	—	421

Other services	—	—	—	410

The Company incurred the following costs with related parties:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012

Arrangement fees	$1,512	$—	$4,564	$—

Transaction fees	653	—	1,513	—

Reimbursed expenses	18	—	36	—

At June 30, 2013, the Company had $1,567,000 (December 31, 2012 - $1,501,000) due from other related parties included in accounts receivable and $596,000 (December 31, 2012 - nil) included in accounts payable.